Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions other
Schedule of total provisions

	31 Dec 2021 $m	31 Dec 2020 $m
Staff benefits provisionsnote (i)	355	328
Other provisions	17	22
Total provisionsnote (ii)	372	350

Notes

(i)	Provisions for staff benefits are generally expected to be paid out within the next three years.
(ii)	Analysis of movement in total provisions is shown below:

	2021 $m	2020 $m
Balance at 1 Jan	350	466
Removal of discontinued US operations	(14)	—
Charged (credited) to income statement:
Additional provisions	263	128
Unused amounts released	(15)	(13)
Utilisation during the year	(204)	(241)
Exchange differences	(8)	10
Balance at 31 Dec	372	350